Allowance For Loan Loss Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Financing Receivable Allowance For Credit Loss Additional Information [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	$ 4,412		$ 4,559
Financing Receivable, Collectively Evaluated for Impairment	406,634		382,485
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	474		169
Financing Receivable, Individually Evaluated for Impairment	2,325		3,878
Allowance for loan losses	4,886	$ 4,836	4,728
Loans and Leases Receivable, Gross, Carrying Amount	408,959	403,609	386,363
Commercial and Industrial Loans [Member]
Financing Receivable Allowance For Credit Loss Additional Information [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	681		639
Financing Receivable, Collectively Evaluated for Impairment	57,246		51,959
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0		0
Financing Receivable, Individually Evaluated for Impairment	64		95
Allowance for loan losses	681		639
Loans and Leases Receivable, Gross, Carrying Amount	57,310	54,329	52,054
Construction And Land Development Loans [Member]
Financing Receivable Allowance For Credit Loss Additional Information [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	640		907
Financing Receivable, Collectively Evaluated for Impairment	38,252		31,498
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0		0
Financing Receivable, Individually Evaluated for Impairment	602		963
Allowance for loan losses	640		907
Loans and Leases Receivable, Gross, Carrying Amount	38,854	37,298	32,461
Commercial Real Estate Loans, Total [Member]
Financing Receivable Allowance For Credit Loss Additional Information [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,672		1,744
Financing Receivable, Collectively Evaluated for Impairment	182,465		185,302
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	474		169
Financing Receivable, Individually Evaluated for Impairment	1,659		1,939
Allowance for loan losses	2,146		1,913
Loans and Leases Receivable, Gross, Carrying Amount	184,124	192,006	187,241
Residential Real Estate Loans, Total [Member]
Financing Receivable Allowance For Credit Loss Additional Information [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,180		1,095
Financing Receivable, Collectively Evaluated for Impairment	115,039		102,040
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0		0
Financing Receivable, Individually Evaluated for Impairment	0		881
Allowance for loan losses	1,180		1,095
Loans and Leases Receivable, Gross, Carrying Amount	115,039	107,641	102,921
Consumer Installment and Revolving Loans [Member]
Financing Receivable Allowance For Credit Loss Additional Information [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	239		174
Financing Receivable, Collectively Evaluated for Impairment	13,632		11,686
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0		0
Financing Receivable, Individually Evaluated for Impairment	0		0
Allowance for loan losses	239		174
Loans and Leases Receivable, Gross, Carrying Amount	$ 13,632	$ 12,335	$ 11,686